Significant accounting estimates, judgments and assumptions in applying accounting policies	12 Months Ended
Dec. 31, 2020
Significant accounting estimates, judgments and assumptions in applying accounting policies
Significant accounting estimates, judgments and assumptions in applying accounting policies

3      Significant accounting estimates, judgments and assumptions in applying accounting policies

The preparation of the Group’s consolidated financial statements requires its management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgments

There have been no material revisions to the nature and amount of estimates reported in prior periods, except for the effect of the settlement of the lawsuit described in Note 16. However, the effects of COVID-19 have required assessment of significant judgments and estimates to be made, including but not limited to:

• Determining the net realizable value of inventory that has become slow moving due to the effects of COVID-19; and,

• Estimates of expected credit losses attributable to accounts receivable arising from sales to customers on credit terms, including the incorporation of forward-looking information to supplement historical credit loss rates.

In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Consolidation of entities

In course of its operations, Jumia uses services from entities in which it does not hold the majority of the voting rights. These entities are either:

-	operating services companies for the Group providing payroll and support services,
-	operating e-commerce services in countries where a local partner is required to hold majority of the voting rights,
-	owned by group executive acting as de-facto agent for the Group.

The Group has determined that it controls these entities as it has power over the investees, rights to variable returns and the ability to use its power over the investee to affect the amount of these returns.

Determining the lease term of contracts with renewal and termination options – Group as lessee

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has several lease contracts that include extension and termination options. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).

Revenue from contracts with customers

The Group applied the following judgements that significantly affect the determination of the amount and timing of revenue from contracts with customers:

Principal versus agent considerations

The Group enters into contracts where it acts as a seller and determines the price and bears the obligation to deliver those goods to the consumer. Under these contracts, the Group determines that it controls the goods before they are transferred to customers and hence is a principal. Additionally, in cases where the group enters into transactions wherein it provides fulfillment and marketing services, it is obliged to deliver the services as well as has the discretion to set the price, and hence is considered as a principal in such transactions.

In cases where the Group enters into a contract that provides the selling platform to vendors to sell goods directly to consumers, the Group has no discretion in setting the price and has no inventory risk and hence is considered as the agent in such transactions.

Estimates and assumptions

Uncertain tax positions

The application of tax rules to complex transactions is sometimes open to interpretation, both by the Group and taxation authorities. Those interpretations of tax law that are unclear are generally referred to as uncertain tax positions.

Uncertain tax positions are assessed and reviewed by management at the end of each reporting period. Liabilities are recorded for tax positions that are determined by management as more likely than not to result in additional taxes being levied if the positions were to be challenged by the tax authorities. The assessment relies on estimates and assumptions and may involve a series of judgments about future events. These judgments are based on the interpretation of tax laws that have been enacted or substantively enacted by the end of the reporting period, and any known court or other rulings on such issues. Liabilities for penalties, interest and taxes are recognized based on management’s best estimate of the expenditure required to settle the obligations at the end of the reporting period. Management’s best estimate of the amount to be provided is determined by their judgment and, in some cases, reports from independent experts. Further details can be found in note 19.

Share-based compensation

For grants prior to May 10, 2019, the Group measured the fair value of its ordinary shares and of its call options as follows: the fair value of the Group’s ordinary shares was based on the income approach to estimate the equity value of the Group. The future cash flows are discounted using a weighted average cost of capital that takes into consideration the stage of development of the business in each of the countries in which the Group operates.

For grants subsequent to May 10, 2019 (grants after IPO), the fair value of the share is based on the value per ADS of Jumia Technologies AG traded on the New York Stock Exchange converted into Euro.

For all grants subsequent to July 1, 2017, the fair value of the Group’s call options is derived from the fair value of the Group’s ordinary shares measured based on the Black-Scholes-Merton formula with the underlying assumptions that:

-	The options can be exercised only on the expiry date
-	There are no taxes or transaction costs and no margin requirements
-	The volatility of the underlying asset is constant and is defined as the standard deviation of the continuously compounded rates of return on the share over a specified period
-	The risk-free interest rate is relatively constant over time

This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield. These inputs, and the volatility assumption in particular, are considered to be highly complex and subjective. Because the Group’s shares had not been publicly traded before April 12th, 2019, it lacks sufficient company-specific historical and implied volatility information for its shares. Therefore, it estimates expected share price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.

Further details can be found in Note 15.

Inventories

The valuation of inventory at net realizable value requires judgments, based on currently-available information, about the likely method of disposition, such as through sales to individual consumers, returns to product vendors, or liquidations, and expected recoverable values of each disposition category. These assumptions about future disposition of inventory are inherently uncertain and changes in estimates and assumptions may cause material write-downs in the future. Further details can be found in Note 8.

Impairment of trade and other receivables

Receivables from end customers, third party logistics providers and payment services providers are expected to be collected in a very short period following delivery of the goods. If uncollected after 15 days, these balances are fully provisioned unless there is a clear indicator of commitment to pay. This assessment is based on the agreement with these parties as well as the historical expectation of collection. Due to the very short cycle of collection pattern, Management estimates that the application of the above accounting policy would not materially differ from the application of the expected credit losses model (ECL).

On receivables from corporate customers, the Group calculated an allowance for expected credit losses (“ECLs”) applying the simplified method permitted by IFRS 9 for trade receivables at reporting date. The Group did not track changes in credit risk, but instead calculated a loss allowance based on lifetime ECLs. Using the practical expedient that is allowed by the standard, the Group has established provision matrices that are based on its historical credit loss experience for the previous years, adjusted for non-recurring events and for forward-looking factors per country which incorporated several macroeconomic elements such as the countries’ GDP, unemployment rates. As the ECL calculated did not materially differ from the application of the accounting policy of the Group, which is based on the ageing of the balances, no additional expense was recognized within General and administrative expense.

Generally, trade receivables are written-off if past due for more than one year and are not subject to enforcement activity under credit risk.

Leases- Estimating the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in the leases, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).